Financial instruments (Details 10) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	0	11	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	1,698	1,901	1,363
Other trading assets
Gains (losses) on financial instruments
Net gains/(losses)	10	46	262
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	196	(225)	998
Net gains/(losses) of which related to credit risk - on assets	(14)	(2)	0
Loans
Gains (losses) on financial instruments
Net gains/(losses)	(1,105)	1,065	7,976
Net gains/(losses) of which related to credit risk - on assets	(256)	707	5,255
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	476	5,896	1,458
Net gains/(losses) of which related to credit risk - on assets	(332)	589	549
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(2)	(27)	(9)
Net gains/(losses) of which related to credit risk - on liabilities	45	0	2
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(575)	(471)	(1,421)
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	91	(51)	(778)
Net gains/(losses) of which related to credit risk - on liabilities	(2)	1	6
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	2,342	(6,162)	(10,345)
Net gains/(losses) of which related to credit risk - on liabilities	1,909	273	(4,004)
Other liabilities:
Gains (losses) on financial instruments
Net gains/(losses)	(286)	(232)	1,299
Net gains/(losses) of which related to credit risk - on liabilities	(348)	(97)	1,125
Vanilla debt
Gains (losses) on financial instruments
Net gains/(losses) of which related to credit risk - on liabilities	1,210	341	(4,458)